Average Annual Total Returns - Daily Income Fund - Daily Income Fund		1 YR	5 YR	10 YR
Total	[1]	0.19%	0.58%	0.29%

[1]	Performance information for the Fund reflects its investment as a money market fund advised by RE Advisers Corporation (without a subadviser) through April 30, 2021.